CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at July 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 99.3%
Aerospace & Defense: 1.0%
22,300	L3Harris Technologies, Inc.	$5,056,302
Banks: 3.3%
157,600	Bank of America Corp.	6,045,536
51,700	First Republic Bank	10,082,534
		16,128,070
Biotechnology: 1.3%
31,800	Vertex Pharmaceuticals, Inc. [1]	6,410,244

Capital Markets: 2.5%
30,600	CME Group, Inc. - Class A	6,491,178
15,000	Moody’s Corp.	5,640,000
		12,131,178
Chemicals: 3.7%
29,000	Air Products & Chemicals, Inc.	8,439,870
33,600	The Sherwin-Williams Co.	9,778,608
		18,218,478
Communications Equipment: 1.6%
131,700	Ciena Corp. [1]	7,657,038

Food & Staples Retailing: 2.4%
26,900	Costco Wholesale Corp.	11,559,468

Health Care Equipment & Supplies: 7.4%
97,556	Abbott Laboratories	11,802,325
22,400	IDEXX Laboratories, Inc. [1]	15,199,072
34,900	Stryker Corp.	9,455,806
		36,457,203
Health Care Providers & Services: 1.8%
21,400	UnitedHealth Group, Inc.	8,821,508

Household Products: 1.6%
53,950	The Procter & Gamble Co.	7,673,309

Industrial Conglomerates: 2.0%
20,500	Roper Technologies, Inc.	10,072,470

Interactive Media & Services: 7.5%
6,200	Alphabet, Inc. - Class A [1]	16,706,086
4,613	Alphabet, Inc. - Class C [1]	12,475,489
21,700	Facebook, Inc. - Class A [1]	7,731,710
		36,913,285
Internet & Direct Marketing Retail: 5.3%
7,780	Amazon.com, Inc. [1]	25,888,650

IT Services: 10.7%
25,700	Accenture PLC - Class A	8,164,376
25,200	Global Payments, Inc.	4,873,932
61,600	PayPal Holdings, Inc. [1]	16,972,648
92,352	Visa, Inc. - Class A	22,754,609
		52,765,565
Life Sciences Tools & Services: 2.0%
18,450	Thermo Fisher Scientific, Inc.	9,963,185

Machinery: 3.7%
45,000	Caterpillar, Inc.	9,303,750
53,300	Dover Corp.	8,907,496
		18,211,246
Metals & Mining: 1.9%
244,600	Freeport-McMoRan, Inc.	9,319,260

Multiline Retail: 2.0%
42,650	Dollar General Corp.	9,922,096

Oil, Gas & Consumable Fuels: 1.1%
36,000	Pioneer Natural Resources Co.	5,233,320

Pharmaceuticals: 2.2%
54,200	Zoetis, Inc.	10,986,340

Professional Services: 1.4%
61,000	IHS Markit Ltd.	7,127,240

Semiconductors & Semiconductor Equipment: 1.8%
42,900	NXP Semiconductors NV	8,854,131

Software: 19.7%
47,952	Adobe, Inc. [1]	29,808,402
24,400	ANSYS, Inc. [1]	8,990,424
26,500	Intuit, Inc.	14,044,205
103,591	Microsoft Corp.	29,514,112
16,575	Paycom Software, Inc. [1]	6,630,000
27,000	Synopsys, Inc. [1]	7,775,730
		96,762,873
Specialty Retail: 3.5%
51,695	The Home Depot, Inc.	16,965,782

Technology Hardware, Storage & Peripherals: 6.6%
220,850	Apple, Inc.	32,213,181

Textiles, Apparel & Luxury Goods: 1.3%
16,450	Lululemon Athletica, Inc. [1]	6,582,796

TOTAL COMMON STOCKS
(Cost $202,320,037)		487,894,218

SHORT-TERM INVESTMENTS: 0.7%
Money Market Funds: 0.7%
3,263,700	First American Treasury Obligations Fund - Institutional Class, 0.010% [2]	3,263,700
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,263,700)		3,263,700

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $205,583,737)		491,157,918
Liabilities in Excess of Other Assets: (0.0)% [3]		(48,732)
TOTAL NET ASSETS: 100.0%		$491,109,186

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of July 31, 2021.
[3]	Does not round to 0.1% or (0.1)%, as applicable.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Congress Large Cap Growth Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2021. See the Schedule of Investments for an industry breakout:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$487,894,218	$-	$-	$487,894,218
Short-Term Investments	3,263,700	-	-	3,263,700
Total Investments in Securities	$491,157,918	$-	$-	$491,157,918